LONG-TERM DEBT (Details) (USD $) In Millions	3 Months Ended		6 Months Ended		3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011 Credit Facilities	Jun. 30, 2010 Credit Facilities	Dec. 31, 2010 Credit Facilities
Debt instrument
Amount repaid of the credit facility during the period						$ 600
Amount drawn down on the credit facility							50
Long-term debt interest costs	10.3	15.3	20.3	19.8
Interest costs capitalized for property, plant and mine development	$ 0.2		$ 0.2	$ 4.6